SUMMARY OF NET INCOME PER SHARE, BASIC AND DILUTED (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net income (loss) per share attributable to ordinary shareholders of the Company
Numerator for basic calculation-Net income (loss) attributable to ordinary shareholders	¥ (26,286)	¥ 120,395
Denominator for basic calculation-weighted average ordinary shares outstanding	201,065,185	203,856,436
Dilutive effect of share options		2,008,657
Denominator for diluted calculation	201,065,185	205,865,093
Basic net income (loss) per ordinary share	¥ (0.13)	¥ 0.59
Diluted net income (loss) per ordinary share	¥ (0.13)	¥ 0.58